Janus Investment Fund
Janus Henderson Absolute Return Income Opportunities Fund

Class A Shares	Class S Shares	Class N Shares	Class T Shares
Class C Shares	Class I Shares	Class R Shares
Supplement dated July 28, 2025
to Currently Effective Prospectuses
Effective immediately, Janus Henderson Absolute Return Income Opportunities Fund (the “Fund”) has adopted ICE BofA U.S. 3‑Month Treasury Bill Total Return Index as its new performance benchmark index, replacing FTSE 3‑Month U.S. Treasury Bill Index.
Accordingly, the Fund’s prospectuses are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Average Annual Total Returns (periods ended 12/31/23)
	1 Year	5 Year	Since Inception (5/27/14)
Class I Shares
Return Before Taxes	7.01%	2.36%	1.41%
Return After Taxes on Distributions	5.37%	1.34%	0.37%
Return After Taxes on Distributions and Sale of Fund Shares(1)	4.12%	1.37%	0.62%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.53%	1.10%	1.51%
ICE BofA U.S. 3‑Month Treasury Bill Total Return Index (reflects no deduction for expenses, fees, or taxes)	5.01%	1.88%	1.30%
Class A Shares
Return Before Taxes(2)	1.56%	1.16%	0.65%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.53%	1.10%	1.51%
ICE BofA U.S. 3‑Month Treasury Bill Total Return Index (reflects no deduction for expenses, fees, or taxes)	5.01%	1.88%	1.30%
Class C Shares
Return Before Taxes(3)	4.86%	1.40%	0.43%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.53%	1.10%	1.51%
ICE BofA U.S. 3‑Month Treasury Bill Total Return Index (reflects no deduction for expenses, fees, or taxes)	5.01%	1.88%	1.30%
Class S Shares
Return Before Taxes	6.33%	1.93%	0.94%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.53%	1.10%	1.51%
ICE BofA U.S. 3‑Month Treasury Bill Total Return Index (reflects no deduction for expenses, fees, or taxes)	5.01%	1.88%	1.30%
Class N Shares
Return Before Taxes	6.98%	2.45%	1.45%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.53%	1.10%	1.51%
ICE BofA U.S. 3‑Month Treasury Bill Total Return Index (reflects no deduction for expenses, fees, or taxes)	5.01%	1.88%	1.30%

Class R Shares
Return Before Taxes	6.07%	1.69%	0.71%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.53%	1.10%	1.51%
ICE BofA U.S. 3‑Month Treasury Bill Total Return Index (reflects no deduction for expenses, fees, or taxes)	5.01%	1.88%	1.30%
Class T Shares
Return Before Taxes	6.74%	2.20%	1.22%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.53%	1.10%	1.51%
ICE BofA U.S. 3‑Month Treasury Bill Total Return Index (reflects no deduction for expenses, fees, or taxes)	5.01%	1.88%	1.30%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.
Effective August 29, 2024, the Fund changed its broad-based benchmark index to the Bloomberg U.S. Aggregate Bond Index due to regulatory requirements. Effective July 28, 2025, the Fund changed its performance benchmark index to the ICE BofA U.S. 3‑Month Treasury Bill Total Return Index as it has investment characteristics similar to the Fund. The indices are described below.

•	The Bloomberg U.S. Aggregate Bond Index is made up of U.S. dollar-denominated, fixed-rate taxable bonds, including securities that are of investment grade quality or better.

•	The ICE BofA U.S. 3‑Month Treasury Bill Total Return Index is designed to track the performance of the 3‑month U.S. Treasury bill.

Please retain this Supplement with your records.

2

Janus Investment Fund
Janus Henderson Absolute Return Income Opportunities Fund
Class D Shares
Supplement dated July 28, 2025
to Currently Effective Prospectuses
Effective immediately, Janus Henderson Absolute Return Income Opportunities Fund (the “Fund”) has adopted ICE BofA U.S. 3‑Month Treasury Bill Total Return Index as its new performance benchmark index, replacing FTSE 3‑Month U.S. Treasury Bill Index.
Accordingly, the Fund’s prospectuses are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Average Annual Total Returns (periods ended 12/31/23)
	1 Year	5 Year	Since Inception (5/27/14)
Class D Shares
Return Before Taxes	6.85%	2.30%	1.28%
Return After Taxes on Distributions	5.23%	1.30%	0.28%
Return After Taxes on Distributions and Sale of Fund Shares(1)	4.03%	1.34%	0.54%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.53%	1.10%	1.51%
ICE BofA U.S. 3‑Month Treasury Bill Total Return Index (reflects no deduction for expenses, fees, or taxes)	5.01%	1.88%	1.30%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Effective August 29, 2024, the Fund changed its broad-based benchmark index to the Bloomberg U.S. Aggregate Bond Index due to regulatory requirements. Effective July 28, 2025, the Fund changed its performance benchmark index to the ICE BofA U.S. 3‑Month Treasury Bill Total Return Index as it has investment characteristics similar to the Fund. The indices are described below.

•	The Bloomberg U.S. Aggregate Bond Index is made up of U.S. dollar-denominated, fixed-rate taxable bonds, including securities that are of investment grade quality or better.

•	The ICE BofA U.S. 3‑Month Treasury Bill Total Return Index is designed to track the performance of the 3‑month U.S. Treasury bill.

Please retain this Supplement with your records.

Janus Investment Fund
Janus Henderson Growth and Income Fund

Class A Shares	Class S Shares	Class N Shares	Class T Shares
Class C Shares	Class I Shares	Class R Shares
Supplement dated July 28, 2025
to Currently Effective Prospectuses
Effective immediately, Janus Henderson Growth and Income Fund (the “Fund”) has adopted S&P 500® Dividend Aristocrats Index as an additional benchmark index.
Accordingly, the Fund’s prospectuses are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Year	10 Year	Since Inception
Class T Shares
Return Before Taxes	15.16%	10.54%	11.34%	–
Return After Taxes on Distributions	11.58%	8.62%	9.51%	–
Return After Taxes on Distributions and Sale of Fund Shares(1)	11.62%	8.17%	8.91%	–
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	25.02%	14.53%	13.10%	–
S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)	7.08%	8.32%	9.82%	–
Class A Shares
Return Before Taxes(2)	8.42%	9.08%	10.55%	–
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	25.02%	14.53%	13.10%	–
S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)	7.08%	8.32%	9.82%	–
Class C Shares
Return Before Taxes(3)	13.29%	9.68%	10.45%	–
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	25.02%	14.53%	13.10%	–
S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)	7.08%	8.32%	9.82%	–
Class S Shares
Return Before Taxes	14.87%	10.25%	11.04%	–
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	25.02%	14.53%	13.10%	–
S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)	7.08%	8.32%	9.82%	–
Class I Shares
Return Before Taxes	15.34%	10.71%	11.51%	–
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	25.02%	14.53%	13.10%	–
S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)	7.08%	8.32%	9.82%	–

Class N Shares
Return Before Taxes	15.43%	10.80%	N/A	12.21%(4)
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	25.02%	14.53%	N/A	14.33%(4)
S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)	7.08%	8.32%	N/A	10.25%(4)
Class R Shares
Return Before Taxes	14.58%	9.95%	10.74%	–
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	25.02%	14.53%	13.10%	–
S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)	7.08%	8.32%	9.82%	–
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.
(4)	Since the inception of Class N Shares on August 4, 2017.
The Fund’s broad-based benchmark index is the S&P 500 Index. Effective July 28, 2025, the Fund’s additional benchmark index is the S&P 500 Dividend Aristocrats Index as it has investment characteristics similar to the Fund. The indices are described below.

•	The S&P 500 Index is a commonly recognized, market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

•	The S&P 500 Dividend Aristocrats Index measures the performance of S&P 500 companies that have increased dividends every year for the last 25 consecutive years.

Please retain this Supplement with your records.

2

Janus Investment Fund
Janus Henderson Growth and Income Fund
Class D Shares
Supplement dated July 28, 2025
to Currently Effective Prospectuses
Effective immediately, Janus Henderson Growth and Income Fund (the “Fund”) has adopted S&P 500® Dividend Aristocrats Index as an additional benchmark index.
Accordingly, the Fund’s prospectuses are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Year	10 Year
Class D Shares
Return Before Taxes	15.30%	10.66%	11.44%
Return After Taxes on Distributions	11.69%	8.72%	9.60%
Return After Taxes on Distributions and Sale of Fund Shares(1)	11.72%	8.26%	8.99%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	25.02%	14.53%	13.10%
S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)	7.08%	8.32%	9.82%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
The Fund’s broad-based benchmark index is the S&P 500 Index. Effective July 28, 2025, the Fund’s additional benchmark index is the S&P 500 Dividend Aristocrats Index as it has investment characteristics similar to the Fund. The indices are described below.

•	The S&P 500 Index is a commonly recognized, market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

•	The S&P 500 Dividend Aristocrats Index measures the performance of S&P 500 companies that have increased dividends every year for the last 25 consecutive years.

Please retain this Supplement with your records.

Janus Investment Fund
Janus Henderson U.S. Dividend Income Fund
Class I Shares
Class N Shares
Supplement dated July 28, 2025
to Currently Effective Prospectuses
Effective immediately, Janus Henderson U.S. Dividend Income Fund (the “Fund”) has adopted S&P 500® Dividend Aristocrats Index as an additional benchmark index.
Accordingly, the Fund’s prospectuses are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	Since Inception (12/20/22)
Class I Shares
Return Before Taxes	14.09%	10.84%
Return After Taxes on Distributions	12.75%	9.96%
Return After Taxes on Distributions and Sale of Fund Shares	9.27%	8.31%
Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)	24.51%	25.42%
Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes)	14.37%	13.46%
S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)	7.08%	7.92%
Class N Shares
Return Before Taxes	14.12%	10.86%
Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)	24.51%	25.42%
Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes)	14.37%	13.46%
S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)	7.08%	7.92%
Effective November 27, 2024, the Fund changed its broad-based securities market index from the Russell 1000 Value Index to the Russell 1000 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a performance benchmark because the Russell 1000 Value Index is more closely aligned with the Fund’s investment strategies and investment restrictions. Effective July 28, 2025, the Fund’s additional benchmark index is the S&P 500 Dividend Aristocrats Index as it has investment characteristics similar to the Fund. The indices are described below.

•	The Russell 1000 Index measures the performance of the large‑cap segment of the U.S. equity universe.

•	The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price‑to‑book ratios and lower forecasted growth values.

•	The S&P 500 Dividend Aristocrats Index measures the performance of S&P 500 companies that have increased dividends every year for the last 25 consecutive years.
Please retain this Supplement with your records.

Janus Investment Fund
Janus Henderson U.S. Dividend Income Fund
Class D Shares
Supplement dated July 28, 2025
to Currently Effective Prospectuses
Effective immediately, Janus Henderson U.S. Dividend Income Fund (the “Fund”) has adopted S&P 500® Dividend Aristocrats Index as an additional benchmark index.
Accordingly, the Fund’s prospectuses are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	Since Inception (12/20/22)
Class D Shares
Return Before Taxes	14.06%	10.77%
Return After Taxes on Distributions	12.75%	9.92%
Return After Taxes on Distributions and Sale of Fund Shares(1)	9.24%	8.26%
Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)	24.51%	25.42%
Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes)	14.37%	13.46%
S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)	7.08%	7.92%
Effective November 27, 2024, the Fund changed its broad-based securities market index from the Russell 1000 Value Index to the Russell 1000 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a performance benchmark because the Russell 1000 Value Index is more closely aligned with the Fund’s investment strategies and investment restrictions. Effective July 28, 2025, the Fund’s additional benchmark index is the S&P 500 Dividend Aristocrats Index as it has investment characteristics similar to the Fund. The indices are described below.

•	The Russell 1000 Index measures the performance of the large‑cap segment of the U.S. equity universe.

•	The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price‑to‑book ratios and lower forecasted growth values.

•	The S&P 500 Dividend Aristocrats Index measures the performance of S&P 500 companies that have increased dividends every year for the last 25 consecutive years.

Please retain this Supplement with your records.